Cover	Oct. 22, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Valley National Bancorp
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-11277
Entity Tax Identification Number	22-2477875
Entity Address, Address Line One	One Penn Plaza,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	973
Local Phone Number	305-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000714310
Amendment Flag	false
NASDAQ - ALL MARKETS [Member] | Common Stock, No Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	VLY
Security Exchange Name	NASDAQ
NASDAQ - ALL MARKETS [Member] | Non-Cumulative Perpetual Preferred Stock, Series A, No Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Perpetual Preferred Stock, Series A, no par value
Trading Symbol	VLYPP
Security Exchange Name	NASDAQ
NASDAQ - ALL MARKETS [Member] | Non-Cumulative Perpetual Preferred Stock, Series B, No Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Perpetual Preferred Stock, Series B, no par value
Trading Symbol	VLYPO
Security Exchange Name	NASDAQ
NASDAQ - ALL MARKETS [Member] | Non-Cumulative Perpetual Preferred Stock, Series C, No Par Value
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Perpetual Preferred Stock, Series C, no par value
Trading Symbol	VLYPN
Security Exchange Name	NASDAQ